ENDURANCE EXPLORATION GROUP, INC. - Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Revenues
Operating Expenses:
Operations and research	$ 698,849	$ 287,468
Marketing and promotion	52,737	57,943
General and administrative	184,539	242,715
Depreciation	99,031	94,488
TOTAL OPERATING EXPENSES	1,035,156	682,614
Net Loss from operations	(1,035,156)	(682,614)
Non-operating activity:
Other income	63,144
Interest expense	(1,500)	(1,500)
Net loss	$ (973,512)	$ (684,114)
Basic and diluted loss per share	$ (0.02)	$ (0.02)
Weighted average number of shares outstanding	40,381,644	36,176,300